SCHEDULE OF CUSTOMERS AND VENDORS (Details)		12 Months Ended
		Aug. 31, 2023	Aug. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		18.00%		[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			27.00%	[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[2]	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[2]		14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			19.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[3]	32.00%	18.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[3]	18.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			37.00%

[1]	Accounted for less than 10% for the year.
[2]	Accounted for less than 10% for the year end.
[3]	Accounted for less than 10% for the year.